Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Earnings/(loss) per ordinary share

Basic earnings per ordinary share	2023	2022	2021

Profit available for equity holders ($m)	750	375	266

Basic weighted average number of ordinary shares (millions)	169	181	183

Basic earnings per ordinary share (cents)	443.8	207.2	145.4

Diluted earnings per ordinary share

Profit available for equity holders ($m)	750	375	266

Diluted weighted average number of ordinary shares (millions)	170	182	184

Diluted earnings per ordinary share (cents)	441.2	206.0	144.6
Basic and diluted share denominators are calculated as follows:

	2023 millions	2022 millions	2021 millions

Weighted average number of ordinary shares in issue	177	187	187

Weighted average number of treasury shares	(8)	(6)	(4)

Basic weighted average number of ordinary shares	169	181	183

Dilutive potential ordinary shares	1	1	1

Diluted weighted average number of ordinary shares	170	182	184